13. INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	$ 47,719,373	$ 43,426,623
Finite life intangible assets, net	8,074,505	18,083,654
Identifiable intangible assets, gross	62,642,536	57,244,405
Total accumulated amortization and impairment, intangible assets	(14,923,163)	(13,817,782)
Net identifiable intangible assets	47,719,373	43,426,623
Brands, net
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	28,810,403	15,533,324
Net identifiable intangible assets	28,810,403	15,533,324
Water rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	9,755,585	10,780,405
Net identifiable intangible assets	9,755,585	10,780,405
Easement
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	54,060	54,060
Net identifiable intangible assets	54,060	54,060
Patents, trademarks and other rights, net
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	44,708,061	40,281,203	$ 37,709,777
Identifiable intangible assets, gross	48,721,303	43,909,217
Total accumulated amortization and impairment, intangible assets	(4,013,242)	(3,628,014)
Net identifiable intangible assets	44,708,061	40,281,203	37,709,777
IT Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	3,011,312	3,145,420	2,937,938
Identifiable intangible assets, gross	13,921,233	13,335,188
Total accumulated amortization and impairment, intangible assets	(10,909,921)	(10,189,768)
Net identifiable intangible assets	$ 3,011,312	$ 3,145,420	$ 2,937,938